Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 39,778
Additions	3,444
Impairment of assets	0
Amortization for the period	(2,701)
Translation differences	74
Ending balance	40,595 [1]	€ 39,778
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,874
Ending balance	166,392	162,874
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(72,651)
Ending balance	(75,352)	(72,651)
Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(50,445)
Ending balance	(50,445)	(50,445)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,227
Additions	70	334
Impairment of assets	0
Amortization for the period	(331)
Translation differences	43
Ending balance	6,009	6,227
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,532
Ending balance	16,645	16,532
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7,544)
Ending balance	(7,875)	(7,544)
Software | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,761)
Ending balance	(2,761)	(2,761)
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,158
Additions	0
Impairment of assets	0
Amortization for the period	(474)
Translation differences	31
Ending balance	1,715	2,158
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,574
Ending balance	20,605	20,574
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,157)
Ending balance	(4,631)	(4,157)
Trademarks, industrial property and customer relationships | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(14,259)
Ending balance	(14,259)	(14,259)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,393
Additions	3,374	8,435
Impairment of assets	0
Amortization for the period	(1,896)
Translation differences	0
Ending balance	32,871	31,393
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	125,768
Ending balance	129,142	125,768
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(60,950)
Ending balance	(62,846)	(60,950)
Development costs | Impairment of assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(33,425)
Ending balance	€ (33,425)	€ (33,425)

[1]	Unaudited